Share-based compensation	12 Months Ended
Dec. 31, 2020
Share-based compensation
Share-based compensation

16.         Share-based compensation

As of December 31, 2020, the Company primarily has three share-based compensation plans under which awards may be granted to both employees and non-employees, namely, the 2007 Long Term Incentive Plan (the “2007 Plan”), 2015 Long Term Incentive Plan (the “2015 Plan”), 2014 Restricted Stock Unit Plan (the “2014 RSU Plan”) and 2020 Restricted Stock Unit Plan (the “2020 RSU Plan”). On January 31, 2019, Cayman Property Management Service (Cayman) Ltd., a subsidiary of the Company, approved a restricted share award scheme (the “Scheme”). On September 28, 2019, the Company approved the employee stock option plan of Xinchuang Technology Co. Ltd. (“Xinchuang Technology”). Compensation cost of US$4,511,190 (2018: US$3,382,628, 2019: US$5,621,588) was recorded in general and administrative expenses with a corresponding credit to additional paid-in capital in the year ended December 31, 2020. The compensation cost is primarily regarded as a permanent difference for income tax purposes as relevant equity awards were mainly granted by the Company and a subsidiary, which are registered in the Cayman Islands, a tax-free jurisdiction. Hence, no tax benefit was recognized upon the recognition of compensation cost. The Company has a policy of using authorized shares in the existing pool to satisfy any future exercise of share options and shares repurchased held by a third party trustee to satisfy the RSUs granted under the 2014 RSU Plan and 2020 RSU plan.

2007 Plan

In November 2007, the Company adopted the 2007 Plan which provides for the grant of options, restricted shares, restricted stock units, stock appreciation rights and other stock-based awards to purchase its common shares. The maximum aggregate number of common shares which may be issued pursuant to all awards, including options, is 10 million common shares, subject to adjustment to account for changes in the capitalization of the Company.

Under the 2007 Plan, the Company granted share options with service conditions to purchase common shares to employees, at an exercise price ranging from US$1.085 to US$1.81 per option. These options have a weighted average grant date fair value of US$0.36 ~ US$0.61 per option and the total expected compensation cost has considered the expected forfeitures. These options generally have vesting periods based on length of service of 36 months and will expire no later than 2025.

2015 Plan

In June 2015, the Company approved the 2015 Plan to provide grant of options to purchase shares of Company stock with maximum aggregate number of 20 million common shares, subject to adjustment to account for changes in the capitalization of the Company.

On July 1, 2015, under the 2015 Plan, the Company granted share options with service conditions to purchase up to 6,574,600 common shares to twenty-two employees, at an exercise price of US$1.71 per share. These options have a weighted average grant date fair value of US$0.48 per option and a total expected compensation cost, net of expected forfeitures, of US$3,165,867. These options have vesting periods based on length of service of 34 months and will expire no later than July 1, 2025.

On July 29, 2015, under the 2015 Plan, the Company granted share options with service conditions to purchase up to 81,600 common shares to one employee, at an exercise price of US$1.71 per share. These options have a weighted average grant date fair value of US$0.42 per option and a total expected compensation cost, net of expected forfeitures, of US$34,294. These options have vesting periods based on length of service of 33 months and will expire no later than July 29, 2025.

No options were granted during the years ended December 31, 2019 and 2020, for 2007 Plan and 2015 Plan.

Assumptions

The fair value of each option is estimated on the date of grant using the Dividend Adjusted Black-Scholes option-pricing model that uses the assumptions noted below.

	Options	Options
	Granted in	Granted in
	2015	2015
	Under the	Under the
	2007 Plan	2015 Plan
Average risk-free rate of return	1.82‑1.92%	1.57‑1.92%
Expected term	6 Years	6 Years
Volatility rate	46.3‑55.2%	55.0‑55.9%
Dividend yield	5%	5%

The risk-free rate for periods within the expected life of the option is based on the implied yield rates of U.S treasury yield curve in effect at the time of grant. The expected life of options represents the period of time the granted options are expected to be outstanding. The Company had limited historical exercise data. Therefore, the expected life was estimated as the average of the contractual term and the vesting period. The dividend yield was based on the Company’s dividend distribution plan. The expected volatility was based on the historical daily stock price of the Company, annualized.

Share Option Activity

As of January 1, 2020, all options granted under 2007 plan were fully vested. The following table is a summary of the Company’s share option activity under the 2007 Plan (in US$, except options):

		Weighted	Weighted
		Average	Remaining
	Number of	Exercise	Contractual	Aggregate
Options Under the 2007 Plan	Options	Price	Life (Years)	Intrinsic Value

Outstanding, January 1, 2020
1.21 (exercise price)	12,738	1.21	0.95	8,662
1.085 (exercise price)	60,000	1.085	1.50	48,300
1.64 (exercise price)	100,000	1.64	2.87	25,000
1.21 (exercise price)	39,400	1.21	4.50	26,792

Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Expired	12,738	1.21	0.95	8,662
Outstanding and Exercisable, December 31, 2020
1.085 (exercise price)	60,000	1.085	0.50	900
1.64 (exercise price)	100,000	1.64	1.87	—
1.21 (exercise price)	39,400	1.21	3.50	—

The aggregate intrinsic value in the table above represents the total intrinsic value (the aggregate difference between the Company’s closing stock price of US$1.10 per common share as of December 31, 2020 and the exercise price for in-the-money options) that would have been received by the option holders if all in-the-money options had been exercised on December 31, 2020. As of December 31, 2020, there was no unrecognized compensation cost related to non-vested share-based compensation arrangements granted to employees, under the 2007 Plan. Total fair value of options vested during the year ended December 31, 2018, 2019 and 2020 was US$33,919, nil and nil, respectively.

As of January 1, 2020, all options granted under 2015 plan were fully vested, with no option exercised or forfeited during 2020. There were no new granted during the year ended December 31, 2020. The following table is a summary of the Company’s share option activity under the 2015 Plan (in US$, except options):

		Weighted	Weighted
		Average	Remaining
	Number of	Exercise	Contractual	Aggregate
Options Under the 2015 Plan	Options	Price	Life (Years)	Intrinsic Value

Outstanding, January 1, 2020
1.71(exercise price)	2,796,734	1.71	5.50	5,789,239
Outstanding and Exercisable, December 31, 2020
1.71(exercise price)	2,796,734	1.71	4.50	—

The aggregate intrinsic value in the table above represents the total intrinsic value (the aggregate difference between the Company’s closing stock price of US$1.10 per common share as of December 31, 2020 and the exercise price for in-the-money options) that would have been received by the option holders if all in-the-money options had been exercised on December 31, 2020. As of December 31, 2020, there was no unrecognized compensation cost related to non-vested share-based compensation arrangements granted to employees, under the 2015 Plan. Total fair value of options vested during the year ended December 31, 2018, 2019 and 2020 was US$228,534, nil and nil, respectively.

2014 RSU Plan

On May 23, 2014, the Board of Directors approved the 2014 RSU Plan, which is administered by the Compensation Committee of the Board of Directors. The 2014 RSU Plan provides for discretionary grants of restricted stock units, or RSUs, to or for the benefit of participating employees. The maximum number of common shares that may be delivered to 2014 RSU Plan participants in connection with RSUs granted under the 2014 RSU Plan is 10,000,000, subject to adjustment if the Company’s outstanding common shares are increased, decreased, changed into or exchanged for a different number or kind of shares or securities of the Company through a reorganization, recapitalization, reclassification, stock dividend, stock split, reverse stock split or other similar transaction.

On May 23, 2014, the Company established a trust that is governed by a third party trustee and deposited US$7,042,725 into the trust. The trustee used the funds to acquire 4,234,884 common shares in the open market. Repurchased shares were granted to certain employees and awards vest ratably over a three year service vesting period. The aggregate fair value of the restricted shares granted at the grant date shall be recognized as compensation expense using the straight-line method.

On April 10, 2015, under the 2014 RSU Plan, the Company deposited US$3,259,998 into the trust. The trustee used the funds to acquire 2,076,964 common shares from the open market. The awards vest ratably over a three year service vesting period. The aggregate fair value of the restricted shares granted at the grant date shall be recognized as compensation expense using the straight-line method.

On April 18, 2016, under the 2014 RSU Plan, the Company deposited US$4,003,999 into the trust. The trustee used the funds to acquire 1,614,220 common shares from the open market. The awards vest ratably over a three year service vesting period. The aggregate fair value of the restricted shares granted at the grant date shall be recognized as compensation expense using the straight-line method.

On July 27, 2017, under the 2014 RSU Plan, the Company deposited US$3,485,952 into the trust. The trustee has not used the funds to acquire any common shares from the open market as of December 31, 2017. The awards vest ratably over a three year service vesting period. The aggregate fair value of the restricted shares granted at the grant date shall be recognized as compensation expense using the straight-line method. The trustee has used the funds to acquire 1,356,584 common shares from the open market as of December 31, 2018.

On July 30, 2018, under the 2014 RSU Plan, the Company deposited US$3,976,660 into the trust. The trustee has used the funds to acquire 1,732,466 common shares from the open market as of December 31, 2018. The awards vest ratably over a three-year service vesting period. The aggregate fair value of the restricted shares granted at the grant date shall be recognized as compensation expense using the straight-line method.

On August 30, 2019, under the 2014 RSU Plan, the Company deposited US$2,912,539 into the trust. The trustee has used the funds to acquire 1,438,076 common shares from the open market as of December 31, 2019. The awards vest ratably over a three-year service vesting period. The aggregate fair value of the restricted shares granted at the grant date shall be recognized as compensation expense using the straight-line method.

The weighted average grant-date fair value of restricted shares granted during the years ended December 31, 2018, 2019 and 2020 was US$2.21, US$2.12 and US$2.12, respectively, which was derived from the fair value of the underlying ordinary shares.

2020 RSU Plan

On June 30, 2020, the Board of Directors approved the 2020 RSU Plan, which is administered by the Compensation Committee of the Board of Directors. The 2020 RSU Plan provides for discretionary grants of restricted stock units, or RSUs, to or for the benefit of participating employees. The maximum number of common shares that may be delivered to 2020 RSU Plan participants in connection with RSUs granted under the 2020 RSU Plan is 10,000,000, subject to adjustment if the Company's outstanding common shares are increased, decreased, changed into or exchanged for a different number or kind of shares or securities of the Company through a reorganization, recapitalization, reclassification, stock dividend, stock split, reverse stock split or other similar transaction.

Other awards

On September 28, 2019, the Board of Directors of the Company approved the employee stock option plan of Xinchuang Technology Co., Ltd. (“Xinchuang Technology”), a subsidiary of the Company. Under the plan, the Company reserved 150 million shares, representing 30% of Xinchuang Technology’s issued capital for purpose of providing share option awards to the Company’s senior management and employees. In November 2019, the Company granted a total of 100 million share options to certain employees of the Group with an exercise price of US$0.14 (RMB 1). The options become vested in 5 tranches subject to achievement of certain performance conditions as follows: (i) 5% on the grant date with no performance condition; (ii) 5% for each of the first, second, and third anniversary of the grant date, respectively; and (iii) the remaining 80% shall vest upon the completion of the initial public offering of Xinchuang. The total fair value of the share options granted in October 2019 is US$3.5 million, which shall be recognized as compensation expense using the accelerated method. The fair value is determined by an external valuer using the discounted cash flow method to determine the underlying equity fair value of Xinchuang Technology. Key assumptions, such as the discount rate, cash flow projections and the discount for lack of marketability, are determined by the Group with best estimates.

As of December 31, 2020 there were no shares expired and the expense recognized is immaterial (2019: nil, 2018: nil).

Xinyuan Property Management Service (Cayman) Ltd., a subsidiary of the Company, operates a restricted share award scheme (the “Scheme”) for the purpose of providing incentives and rewards to eligible participants (the “Participants”) who contribute to the success of its operations. The Participants of the Scheme include its directors and senior executives. The Scheme was adopted by its board on January 31, 2019 (the “Adoption Date”). Pursuant to the Scheme, an award of 56,250 restricted shares (subdivided into 56,250,000 restricted shares in August 2019), representing 15% of its share capital, was granted to the Participants with a total exercise price at an aggregate consideration of US$1,204,094 (RMB8,400,000).

The consideration was fully settled in cash upon the issuance of restricted shares. The restricted shares vest in three tranches of 2%, 18% and 80% on January 1, 2020, January 1, 2021 and January 1, 2022, respectively, in accordance with certain vesting conditions, that is, performance condition based on the completion of IPO which requires recognition on an accelerated basis.

On June 14, 2019, Mr. Zhang Lizhou (one of the participants) resigned as an executive director. Upon the resignation of Mr. Zhang Lizhou, the Company repurchased the 18,750 shares granted to him at a consideration of US$401,365 (RMB2,800,000) which was equal to the amount paid by Mr. Zhang Lizhou to the Company at the issuance date. The remaining settled aggregate consideration of US$802,729 (RMB5,600,000) according to the Scheme was recognized as liability because the restricted shares will be repurchased by the Company at the original amount paid by participants upon the termination of employment.

The aggregate fair value of the restricted shares granted at the grant date amounting to US$4,931,051 (RMB34,400,000) is recognized as compensation expense using the accelerated method. The fair value is determined by an external valuer using the discounted cash flow method to determine the underlying equity fair value of Xinyuan Property Management Service (Cayman) Ltd. Key assumptions, such as the discount rate, cash flow projections and the discount for lack of marketability, are determined by the Group using its best estimates.

As of December 31, 2020, there were no shares vested or expired and the Group recognized expense relating to the Scheme of US$2,031,330 (RMB13,667,081) (2019: US$1,762,927, 2018: nil) in profit or loss during the period.